SHAREHOLDER LETTER

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Real Estate Securities Fund seeks to maximize total return by investing in securities of companies in the real estate industry, primarily equity real estate investment trusts (REITs).
--------------------------------------------------------------------------------


Dear Shareholder:

We are pleased to bring you this semiannual report of Franklin Real Estate Securities Fund for the period ended October 31, 2000. During the six months under review, severe volatility in broader U.S. equity markets contributed to a renewed interest in value investing and a significant rebound in the share price of real estate investment trusts (REITs). Within this environment, Franklin Real Estate Securities Fund - Class A posted a +11.14% six-month cumulative total return, as shown in the Performance Summary on page 4. The Fund's benchmark indexes, the Wilshire Real Estate Securities Index and Standard

--------------------------------------------------------------------------------
Equity real estate investment trusts (REITs) are real estate companies that own and manage income-producing properties such as apartments or hotels. The income, primarily rent from these properties, is generally passed on to investors in the form of dividends. These companies provide experienced property management teams and generally concentrate on a specific geographic region and property type.
--------------------------------------------------------------------------------


CONTENTS


Shareholder Letter .....................................................       1

Performance Summary ....................................................       4

Financial Highlights & Statement of Investments ........................       6

Financial Statements ...................................................      12

Notes to Financial Statements ..........................................      16


[PYRAMID GRAPHIC]


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 10.

PROPERTY-TYPE ALLOCATION
Based on Total Net Assets
10/31/00

Diversified ..................................................               22.6%
Office .......................................................               20.8%
Apartment ....................................................               14.2%
Retail .......................................................               11.9%
Hotel ........................................................               10.6%
Industrial ...................................................                7.7%
Self Storage .................................................                2.0%
Other ........................................................                7.5%
Short-Term Investments & Other Net Assets ....................                2.7%



& Poor's 500(R) Composite Index, returned 8.55% and -1.03% during the same period.(1)

On October 31, 2000, the diversified property sector, comprising companies whose focus is not limited to one specific property type, represented the Fund's largest property-type weighting (22.6% of total net assets). Office real estate stocks, one of the best-performing property types in 2000, represented our second largest weighting by property type (20.8%). The apartment sector was the third largest weighting, constituting 14.2% of the Fund's total net assets at the end of the reporting period.

The most significant change we made to our sector weightings was to increase our exposure to industrial REITs. Companies in this sector own warehouse distribution properties, and we expect demand to provide these companies with consistent, solid rent growth over the next several years. On October 31, 2000, this sector represented 7.7% of the Fund's total net assets, up from 4.7% on April 30.

During the period, we added several new positions to the portfolio, including PS Business Parks, an industrial/office REIT we believe has excellent growth opportunities, and Bass PLC, a London-based hotel and pub company in the process of becoming a pure hotel company with most of its assets located in North America. Both stocks were trading at very attractive valuations and offered high dividend yields at the time of purchase. Cendant Corp., another new holding, is a real estate, travel and direct marketing company. Its stock was trading at less than 10 times earnings at the time of




1. Source: Standard & Poor's Micropal. The Wilshire Real Estate Securities Index is a market capitalization-weighted index composed of publicly traded REITs and real estate operating companies. The Standard & Poor's 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalization, the index is not composed of the 500 largest, U.S. publicly traded companies. Indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

purchase, and in our opinion, the company has above-average earnings growth potential.

On the sell side, we eliminated our positions in Wyndham International and Host Marriott, two hotel companies; Mack Cali, an office REIT; Sun Communities, a manufactured housing REIT; Crescent Real Estate Equities, a diversified REIT; and Developers Diversified Realty, a retail community center REIT. We sold all of these stocks because we believed their growth potential was not as high as that of their peers.

Looking forward, we are optimistic about prospects for investing in real estate securities because we believe that the industry should continue to benefit from a balanced supply and demand environment. In our opinion, earnings growth should continue to be healthy in the near term, and the sector should be an attractive investment over the long term.

Thank you for your investment in Franklin Real Estate Securities Fund. We appreciate your support, welcome your comments and look forward to serving you in the future.

Sincerely,



/s/ Douglas Barton



Douglas Barton
Portfolio Manager
Franklin Real Estate Securities Fund

TOP 10 HOLDINGS
Based on Total Net Assets
10/31/00

COMPANY                                                    % OF TOTAL
SECTOR                                                      NET ASSETS
---------------------------------------------------------------------------
Equity Office Properties Trust                                  6.3%
REITs

Security Capital Group Inc., B                                  5.5%
Real Estate

Apartment Investment
& Management Co., A                                             5.4%
REITs

Starwood Hotels & Resorts
Worldwide Inc.                                                  5.1%
Hotel/Resorts

Equity Residential
Properties Trust                                                4.8%
REITs

ProLogis Trust                                                  4.4%
REITs

Glenborough Realty Trust Inc.                                   4.0%
REITs

Duke-Weeks Realty Corp.                                         3.4%
REITs

iStar Financial Inc.                                            3.4%
REITs

Cendant Corp.                                                   3.3%
Consumer Services

PERFORMANCE SUMMARY AS OF 10/31/00

Six-month total return represents the change in value of an investment for the period indicated and does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.



CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.*

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.*

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.*


* Past expense reductions by the Fund's manager increased the Fund's total return.

CLASS A
Six-Month Total Return                      +11.14%
Net Asset Value (NAV)                       $15.02 (10/31/00)          $13.87 (4/30/00)
Change in NAV                               +$1.15
Distributions (5/1/00-10/31/00)             Dividend Income            $0.3945

CLASS B
Six-Month Total Return                      +10.70%
Net Asset Value (NAV)                       $14.94 (10/31/00)          $13.81 (4/30/00)
Change in NAV                               +$1.13
Distributions (5/1/00-10/31/00)             Dividend Income            $0.3485

CLASS C
Six-Month Total Return                      +10.71%
Net Asset Value (NAV)                       $14.86 (10/31/00)          $13.73 (4/30/00)
Change in NAV                               +$1.13
Distributions (5/1/00-10/31/00)             Dividend Income            $0.3409

ADVISOR CLASS
Six-Month Total Return                      +11.25%
Net Asset Value (NAV)                       $15.05 (10/31/00)          $13.90 (4/30/00)
Change in NAV                               +$1.15
Distributions (5/1/00-10/31/00)             Dividend Income            $0.4135



              Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE
AS OF 9/30/00


                                                                                             INCEPTION
  CLASS A                                           1-YEAR                 5-YEAR             (1/3/94)
  ------------------------------------------------------------------------------------------------------
  Cumulative Total Return(1)                        +25.34%               +68.13%              +107.25%

  Average Annual Total Return(2)                    +18.14%                +9.65%               +10.43%

  Value of $10,000 Investment(3)                   $11,814               $15,849               $19,533


                                                                                             INCEPTION
  CLASS B                                                                 1-YEAR              (1/1/99)
  ------------------------------------------------------------------------------------------------------
  Cumulative Total Return(1)                                              +24.49%               +17.80%

  Average Annual Total Return(2)                                          +20.49%                +7.67%

  Value of $10,000 Investment(3)                                         $12,049               $11,380


                                                                                             INCEPTION
  CLASS C                                           1-YEAR                5-YEAR              (5/1/95)
  ------------------------------------------------------------------------------------------------------
  Cumulative Total Return(1)                        +24.40%               +62.01%               +82.97%

  Average Annual Total Return(2)                    +22.13%                +9.91%               +11.58%

  Value of $10,000 Investment(3)                   $12,213               $16,040               $18,109


                                                                                             INCEPTION
  ADVISOR CLASS(4)                                  1-YEAR                5-YEAR              (1/3/94)
  ------------------------------------------------------------------------------------------------------
  Cumulative Total Return(1)                        +25.63%               +72.76%              +112.95%

  Average Annual Total Return(2)                    +25.63%               +11.56%               +11.85%

  Value of $10,000 Investment(3)                   $12,563               $17,276               $21,295


AS OF 10/31/00

  SHARE CLASS                                A               B                 C              ADVISOR
  -----------------------------------------------------------------------------------------------------
  Distribution Rate(5)                     6.74%            6.55%             5.86%               7.51%

  30-Day Standardized Yield(6)             4.82%            4.37%             4.33%               5.37%



For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.



1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +24.23% and +5.96%.

5. Distribution rate is based on an annualization of the sum of the respective class's past four quarterly distributions and the maximum offering price (net asset value for Class B and Advisor Class) per share on 10/31/00.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 10/31/00.



--------------------------------------------------------------------------------
Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------



Past performance does not guarantee future results.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS


                                                                                         CLASS A
                                                       -----------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                      YEAR ENDED APRIL 30,
                                                       OCTOBER 31, 2000    ---------------------------------------------------------
                                                          (UNAUDITED)         2000       1999         1998        1997        1996
                                                       -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............       $  13.87        $  15.18    $  17.66    $  15.44    $  12.64    $  10.58
                                                       -----------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) ..........................            .38             .67         .81         .63         .49         .43
 Net realized and unrealized gains (losses) ........           1.17           (1.23)      (2.31)       2.14        2.77        2.10
                                                       -----------------------------------------------------------------------------
Total from investment operations ...................           1.55            (.56)      (1.50)       2.77        3.26        2.53
                                                       -----------------------------------------------------------------------------
Less distributions from:
 Net investment income .............................           (.40)           (.68)       (.75)       (.48)       (.36)       (.47)
 Net realized gains ................................             --            (.07)       (.23)       (.07)       (.10)         --
                                                       -----------------------------------------------------------------------------
Total distributions ................................           (.40)           (.75)       (.98)       (.55)       (.46)       (.47)
                                                       -----------------------------------------------------------------------------
Net asset value, end of period .....................       $  15.02        $  13.87    $  15.18    $  17.66    $  15.44    $  12.64
                                                       =============================================================================

Total return(b) ....................................          11.14%          (2.77)%     (8.09)%     17.96%      25.97%      24.25%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................       $320,980        $332,562    $278,301    $330,030    $153,520    $ 33,634
Ratios to average net assets:
 Expenses ..........................................           1.06%(c)        1.02%        .96%       1.00%        .98%        .67%


 Expenses excluding waiver and payments by affiliate           1.06%(c)        1.02%        .96%       1.03%       1.09%       1.24%

 Net investment income .............................           5.02%(c)        4.93%       5.15%       3.50%       3.88%       4.38%
Portfolio turnover rate ............................          13.55%          25.44%      25.97%       6.10%       6.80%      14.40%


a Based on average shares outstanding for year ended April 30, 1997 and effective April 30, 2000.

b Total return does not reflect the sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

c  Annualized

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

                                                                             CLASS B
                                                     -------------------------------------------------------
                                                     SIX MONTHS ENDED               YEAR ENDED APRIL 30,
                                                     OCTOBER 31, 2000           ----------------------------
                                                         (UNAUDITED)              2000              1999(d)
                                                     -------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........           $   13.81             $   15.16          $   14.32
                                                     -------------------------------------------------------
Income from investment operations:
 Net investment income(a) .....................                 .32                   .56                .10
 Net realized and unrealized gains (losses) ...                1.16                 (1.21)               .74
                                                     -------------------------------------------------------
Total from investment operations ..............                1.48                  (.65)               .84
                                                     -------------------------------------------------------
Less distributions from:
 Net investment income ........................                (.35)                 (.63)                --
 Net realized gains ...........................                  --                  (.07)                --
                                                     -------------------------------------------------------
Total distributions ...........................                (.35)                 (.70)                --
                                                     -------------------------------------------------------
Net asset value, end of period ................           $   14.94             $   13.81          $   15.16
                                                     =======================================================



Total return(b) ...............................               10.70%                (3.43)%             5.87%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .............           $   7,532             $   4,889          $   1,119
Ratios to average net assets:
 Expenses .....................................                1.82%(c)              1.77%              1.57%(c)
 Net investment income ........................                4.20%(c)              4.25%              4.54%(c)
Portfolio turnover rate .......................               13.55%                25.44%             25.97%


(a)  Based on average shares outstanding effective year ended April 30, 2000.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)  Annualized

(d)  For the period January 1, 1999 (effective date) to April 30, 1999.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Financial Highlights (continued)


                                                                                               CLASS C
                                                      ------------------------------------------------------------------------------
                                                      SIX MONTHS ENDED                     YEAR ENDED APRIL 30,
                                                      OCTOBER 31, 2000  ------------------------------------------------------------
                                                         (UNAUDITED)      2000         1999         1998         1997        1996
                                                      ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............      $  13.73      $  14.97     $  17.40     $  15.26    $  12.56     $  10.58
                                                      ------------------------------------------------------------------------------

Income from investment operations:
 Net investment income(a) ..........................           .31           .55          .68          .45         .43          .44
 Net realized and unrealized gains (losses) ........          1.16         (1.18)       (2.25)        2.15        2.68         2.00
                                                      ------------------------------------------------------------------------------
Total from investment operations ...................          1.47          (.63)       (1.57)        2.60        3.11         2.44
                                                      ------------------------------------------------------------------------------
Less distributions from:
 Net investment income .............................          (.34)         (.54)        (.63)        (.39)       (.31)        (.46)
 Net realized gains ................................            --          (.07)        (.23)        (.07)       (.10)          --
                                                      ------------------------------------------------------------------------------
Total distributions ................................          (.34)         (.61)        (.86)        (.46)       (.41)        (.46)
                                                      ------------------------------------------------------------------------------
Net asset value, end of period .....................      $  14.86      $  13.73     $  14.97     $  17.40    $  15.26     $  12.56
                                                      ==============================================================================

Total return(b) ....................................         10.71%        (3.46)%      (8.69)%      17.07%      24.94%       23.21%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................      $ 85,241      $ 77,635     $105,861     $137,048    $ 58,540     $  6,282
Ratios to average net assets:
 Expenses ..........................................          1.80%(c)      1.77%        1.71%        1.75%       1.75%        1.41%
 Expenses excluding waiver and payments by affiliate          1.80%(c)      1.77%        1.71%        1.78%       1.86%        1.98%
 Net investment income .............................          4.22%(c)      4.08%        4.40%        2.77%       2.92%        3.65%
Portfolio turnover rate ............................         13.55%        25.44%       25.97%        6.10%       6.80%       14.40%


(a) Based on average shares outstanding for year ended April 30, 1997 and effective April 30, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)  Annualized

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Financial Highlights (continued)

                                                                                      ADVISOR CLASS
                                                       -------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                     YEAR ENDED APRIL 30,
                                                       OCTOBER 31, 2000     ----------------------------------------------------
                                                          (UNAUDITED)          2000         1999           1998         1997(d)
                                                       -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............       $ 13.90          $  15.21       $ 17.70       $ 15.45       $ 15.30
                                                       -------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) ..........................           .39               .73          1.44           .52           .18
 Net realized and unrealized gains (losses) ........          1.17             (1.25)        (2.91)         2.31          (.03)
                                                       -------------------------------------------------------------------------
Total from investment operations ...................          1.56              (.52)        (1.47)         2.83           .15
                                                       -------------------------------------------------------------------------
Less distributions from:
 Net investment income .............................          (.41)             (.72)         (.79)         (.51)           --
 Net realized gains ................................            --              (.07)         (.23)         (.07)           --
                                                       -------------------------------------------------------------------------
Total distributions ................................          (.41)             (.79)        (1.02)         (.58)           --
                                                       -------------------------------------------------------------------------
Net asset value, end of period .....................       $ 15.05          $  13.90       $ 15.21       $ 17.70       $ 15.45
                                                       =========================================================================

Total return(b) ....................................         11.25%            (2.47)%       (7.87)%       18.35%          .98%




RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................       $ 5,740          $  3,915       $ 2,576       $ 8,929       $   625
Ratios to average net assets:
 Expenses ..........................................           .80%(c)           .77%          .71%          .75%          .75%(c)
 Expenses excluding waiver and payments by affiliate           .80%(c)           .77%          .71%          .78%          .86%(c)
 Net investment income .............................          5.20%(c)          5.27%         5.40%         3.97%         3.44%(c)
Portfolio turnover rate ............................         13.55%            25.44%        25.97%         6.10%         6.80%


a Based on average shares outstanding for year ended April 30, 1997 and effective April 30, 2000.

b  Total return is not annualized for periods less than one year.

c  Annualized

d  For the period January 2, 1997 (effective date) to April 30, 1997.


                       See notes to financial statements.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

STATEMENT OF INVESTMENTS, OCTOBER 31, 2000 (UNAUDITED)


                                                                                   SHARES          VALUE
------------------------------------------------------------------------------------------------------------
      COMMON STOCKS 97.3%
      HOTEL/RESORTS 7.3%
      Bass PLC (United Kingdom) ...........................................        630,000     $  6,174,856
(a,c) Candlewood Hotel Co. Inc. ...........................................        685,000        2,055,000
  (a) MeriStar Hotels & Resorts Inc. ......................................        392,000          931,000
      Starwood Hotels & Resorts Worldwide Inc. ............................        721,000       21,359,625
                                                                                               ------------
                                                                                                 30,520,481
                                                                                               ------------
  (a) OTHER CONSUMER SERVICES 3.3%
      Cendant Corp. .......................................................      1,147,500       13,770,000
                                                                                               ------------
  (a) REAL ESTATE 8.3%
      Northstar Capital Investment Corp., 144A ............................        100,000        1,450,000
      Security Capital Group Inc., B ......................................      1,219,400       23,244,813
      Security Capital U.S. Realty, ADR (Luxembourg) ......................        487,500       10,237,500
                                                                                               ------------
                                                                                                 34,932,313
                                                                                               ------------
      REAL ESTATE INVESTMENT TRUSTS 78.4%
      Alexandria Real Estate Equities Inc. ................................        341,900       11,581,863
      Apartment Investment & Management Co., A ............................        497,500       22,729,531
      Archstone Communities Trust .........................................        240,000        5,655,000
      Arden Realty Inc. ...................................................        241,000        5,784,000
      Avalonbay Communities Inc. ..........................................        165,000        7,579,688
      Brandywine Realty Trust .............................................        657,300       12,570,863
      Cabot Industrial Trust ..............................................        145,000        2,736,875
      CarrAmerica Realty Corp. ............................................        460,900       13,625,356
      Charles E. Smith Residential Realty Inc. ............................         80,000        3,520,000
      Chelsea GCA Realty Inc. .............................................        170,000        5,482,500
      Duke-Weeks Realty Corp. .............................................        598,752       14,182,938
      Equity Office Properties Trust ......................................        871,000       26,238,875
      Equity Residential Properties Trust .................................        428,800       20,180,400
      General Growth Properties Inc. ......................................        393,830       11,617,985
      Glenborough Realty Trust Inc. .......................................      1,049,000       16,849,563
      Glimcher Realty Trust ...............................................        627,900        8,162,700
      Highwoods Properties Inc. ...........................................        245,800        5,315,425
      iStar Financial Inc. ................................................        707,600       14,152,000
      Kimco Realty Corp. ..................................................        230,000        9,257,500
      Liberty Property Trust ..............................................        475,000       12,557,813
      The Macerich Co. ....................................................        239,100        4,692,338
      MeriStar Hospitality Corp. ..........................................        709,700       13,573,013
      OMEGA Healthcare Investors Inc. .....................................         57,100          328,325
  (a) Pinnacle Holdings Inc. ..............................................        120,000        1,890,000
      ProLogis Trust ......................................................        869,600       18,261,600
      PS Business Parks Inc. ..............................................        430,000       11,287,500
      Public Storage Inc. .................................................        375,400        8,446,500
      Reckson Associates Realty Corp., B ..................................        501,600       11,568,150
      Simon Property Group Inc. ...........................................        468,100       10,444,481
      SL Green Realty Corp. ...............................................        174,500        4,678,781
      Spieker Properties Inc. .............................................        135,000        7,475,625

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

STATEMENT OF INVESTMENTS, OCTOBER 31, 2000 (UNAUDITED) (CONT.)


                                                                                   SHARES          VALUE
------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONT.)
      REAL ESTATE INVESTMENT TRUSTS (CONT.)
      Vornado Realty Trust .............................................           180,200     $  6,273,210
                                                                                               ------------
                                                                                                328,700,398
                                                                                               ------------
      TOTAL COMMON STOCKS (COST $377,494,984) ..........................                        407,923,192
                                                                                               ------------
  (b) SHORT TERM INVESTMENTS 2.1%
      Franklin Institutional Fiduciary Trust Money Market
        Portfolio (COST $8,972,476) ....................................         8,972,476        8,972,476
                                                                                               ------------
      TOTAL INVESTMENTS (COST $386,467,460) 99.4% ......................                        416,895,668
      OTHER ASSETS, LESS LIABILITIES .6% ...............................                          2,597,210
                                                                                               ------------
      NET ASSETS 100.0% ................................................                       $419,492,878
                                                                                               ============

(a)  Non-income producing

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by Franklin Advisers, Inc.

(c) The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in non-controlled "affiliated companies" at October 31, 2000 were $2,055,000.


                       See notes to financial statements.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2000 (UNAUDITED)


Assets:
 Investments in securities:
  Cost - Unaffiliated issuers .................................        $ 381,746,940
  Cost - Non-controlled affiliated issuers ....................            4,720,520
                                                                       =============
  Value - Unaffiliated issuers ................................          414,840,668
  Value - Non-controlled affiliated issuers ...................            2,055,000
 Receivables:
  Investment securities sold ..................................            1,478,701
  Capital shares sold .........................................            2,612,834
  Dividends ...................................................               16,276
                                                                       -------------
      Total assets ............................................          421,003,479
                                                                       -------------
Liabilities:
 Payables:
  Capital shares redeemed .....................................            1,020,193
  Affiliates ..................................................              405,705
 Other liabilities ............................................               84,703
                                                                       -------------
      Total liabilities .......................................            1,510,601
                                                                       -------------
       Net assets, at value                                            $ 419,492,878
                                                                       =============

Net assets consist of:
 Undistributed net investment income ..........................        $   3,924,048
 Net unrealized appreciation ..................................           30,428,208
 Accumulated net realized loss ................................          (50,341,167)
 Capital shares ...............................................          435,481,789
                                                                       -------------
       Net assets, at value ...................................        $ 419,492,878
                                                                       =============


                       See notes to financial statements.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Financial Statements (continued)

STATEMENT OF ASSETS AND LIABILITIES (CONT.)
OCTOBER 31, 2000 (UNAUDITED)

CLASS A:
 Net assets, at value ................................................        $320,979,807
                                                                              ============
 Shares outstanding ..................................................          21,376,809
                                                                              ============
 Net asset value per share(a).........................................        $      15.02
                                                                              ============
 Maximum offering price per share (net asset value per share / 94.25%)        $      15.94
                                                                              ============
CLASS B:
 Net assets, at value ................................................        $  7,531,725
                                                                              ============
 Shares outstanding ..................................................             504,170
                                                                              ============
 Net asset value and maximum offering price per share(a)..............        $      14.94
                                                                              ============
CLASS C:
 Net assets, at value ................................................        $ 85,241,087
                                                                              ============
 Shares outstanding ..................................................           5,737,200
                                                                              ============
 Net asset value per share(a).........................................        $      14.86
                                                                              ============
 Maximum offering price per share (net asset value per share / 99%) ..        $      15.01
                                                                              ============
ADVISOR CLASS:
 Net assets, at value ................................................        $  5,740,259
                                                                              ============
 Shares outstanding ..................................................             381,470
                                                                              ============
 Net asset value and maximum offering price per share ................        $      15.05
                                                                              ============


(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


                       See notes to financial statements.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2000 (UNAUDITED)

Investment income:
(net of foreign taxes of $2,043)
 Dividends ..............................................................        $ 13,437,292
 Interest ...............................................................              55,251
                                                                                 ------------
      Total investment income ...........................................          13,492,543
                                                                                 ------------
Expenses:
 Management fees (Note 3) ...............................................           1,107,701
 Distribution fees (Note 3)
  Class A ...............................................................             440,714
  Class B ...............................................................              32,682
  Class C ...............................................................             422,247
 Transfer agent fees (Note 3) ...........................................             507,891
 Custodian fees .........................................................               2,090
 Reports to shareholders ................................................              50,173
 Registration and filing fees ...........................................              74,496
 Professional fees (Note 3) .............................................              31,430
 Trustees' fees and expenses ............................................              11,613
                                                                                 ------------
      Total expenses ....................................................           2,681,037
                                                                                 ------------
       Net investment income ............................................          10,811,506
                                                                                 ------------
Realized and unrealized gains (losses):
 Net realized loss from:
  Investments ...........................................................         (25,943,392)
  Foreign currency transactions .........................................             (12,680)
                                                                                 ------------
      Net realized loss .................................................         (25,956,072)
 Net unrealized appreciation on:
  Investments ...........................................................          62,081,864
  Translation of assets and liabilities denominated in foreign currencies                 363
                                                                                 ------------
      Net unrealized appreciation .......................................          62,082,227
                                                                                 ------------
Net realized and unrealized gain ........................................          36,126,155
                                                                                 ------------
Net increase in net assets resulting from operations ....................        $ 46,937,661
                                                                                 ============


                       See notes to financial statements.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2000 (UNAUDITED)
AND THE YEAR ENDED APRIL 30, 2000


                                                                                               SIX MONTHS                 YEAR
                                                                                                  ENDED                   ENDED
                                                                                             OCTOBER 31, 2000        APRIL 30, 2000
                                                                                             --------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ............................................................          $  10,811,506           $  18,593,465
  Net realized loss from investments and foreign currency transactions .............            (25,956,072)            (24,176,738)
  Net unrealized appreciation (depreciation) on investments and translation of
   assets and liabilities denominated in foreign currencies ........................             62,082,227              (7,310,142)
                                                                                              -------------------------------------
      Net increase (decrease) in net assets resulting from operations ..............             46,937,661             (12,893,415)
 Distributions to shareholders from:
  Net investment income:
   Class A .........................................................................             (8,869,984)            (14,853,196)
   Class B .........................................................................               (149,050)               (168,494)
   Class C .........................................................................             (1,919,034)             (3,322,347)
   Advisor Class ...................................................................               (132,986)               (792,452)
  Net realized gains:
   Class A .........................................................................                     --              (1,586,241)
   Class B .........................................................................                     --                 (18,922)
   Class C .........................................................................                     --                (451,133)
   Advisor Class ...................................................................                     --                 (82,460)
                                                                                              -------------------------------------
 Total distributions to shareholders ...............................................            (11,071,054)            (21,275,245)
 Capital share transactions: (Note 2)
   Class A .........................................................................            (40,469,262)             76,055,854
   Class B .........................................................................              2,266,473               3,817,794
   Class C .........................................................................              1,297,760             (18,711,550)
   Advisor Class ...................................................................              1,529,882               4,150,460
                                                                                              -------------------------------------
 Total capital share transactions ..................................................            (35,375,147)             65,312,558
      Net increase in net assets ...................................................                491,460              31,143,898
Net assets:
 Beginning of period ...............................................................            419,001,418             387,857,520
                                                                                              -------------------------------------
 End of period .....................................................................          $ 419,492,878           $ 419,001,418
                                                                                              =====================================
Undistributed net investment income included in net assets:
 End of period .....................................................................          $   3,924,048           $   4,183,596
                                                                                              =====================================


                       See notes to financial statements.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Real Estate Securities Fund (the Fund) is a separate, non-diversified series of Franklin Real Estate Securities Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks total return.

The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Distributions received by the Fund from securities may be a return of capital
(ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS: (CONT.)

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C and Advisor Class. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At October 31, 2000, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                                SIX MONTHS ENDED                            YEAR ENDED
                                                                OCTOBER 31, 2000                           APRIL 30, 2000
                                                        ----------------------------------------------------------------------------
                                                           SHARES               AMOUNT               SHARES               AMOUNT
                                                        ----------------------------------------------------------------------------
CLASS A SHARES:
Shares sold ......................................       10,147,261         $ 153,763,376          11,394,311         $ 155,053,740
Shares issued in merger(a)........................               --                    --           4,934,693            67,161,175
Shares issued in reinvestment of distributions ...          519,099             7,841,589           1,247,787            14,707,441
Shares redeemed ..................................      (13,269,429)         (202,074,227)        (11,936,129)         (160,866,502)
                                                        ----------------------------------------------------------------------------
Net increase (decrease) ..........................       (2,603,069)        $ (40,469,262)          5,640,662         $  76,055,854
                                                        ============================================================================
CLASS B SHARES:
Shares sold ......................................          183,304         $   2,762,824             305,169         $   4,166,852
Shares issued in reinvestment of distributions ...            8,623               130,186              14,067               165,309
Shares redeemed ..................................          (41,859)             (626,537)            (38,997)             (514,367)
                                                        ----------------------------------------------------------------------------
Net increase .....................................          150,068         $   2,266,473             280,239         $   3,817,794
                                                        ============================================================================

(a) During the year ended April 30, 2000, the fund acquired the net assets of the Templeton Global Real Estate Fund pursuant to a plan of reorganization approved by Templeton Global Real Estate Fund's shareholders.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)


2. SHARES OF BENEFICIAL INTEREST (CONT.)

                                                                    SIX MONTHS ENDED                          YEAR ENDED
                                                                   OCTOBER 31, 2000                         APRIL 30, 2000
                                                              ---------------------------------------------------------------------
                                                               SHARES             AMOUNT               SHARES             AMOUNT
                                                              ---------------------------------------------------------------------
CLASS C SHARES:
Shares sold ..........................................         655,598         $  9,805,751          1,187,506         $ 16,132,603
Shares issued in merger(a)............................              --                   --            264,812            3,545,838
Shares issued in reinvestment of distributions .......         110,377            1,652,415            279,374            3,262,585
Shares redeemed ......................................        (683,724)         (10,160,406)        (3,149,621)         (41,652,576)
                                                              ---------------------------------------------------------------------
Net increase (decrease) ..............................          82,251         $  1,297,760         (1,417,929)        $(18,711,550)
                                                              ======================================================================

ADVISOR CLASS SHARES:
Shares sold ..........................................         127,402         $  1,955,902          1,761,809         $ 26,587,748
Shares issued in reinvestment of distributions .......           7,331              111,271             71,271              840,480
Shares redeemed ......................................         (34,997)            (537,291)        (1,720,671)         (23,277,768)
                                                              ---------------------------------------------------------------------
Net increase .........................................          99,736         $  1,529,882            112,409         $  4,150,460
                                                              ======================================================================


(a) During the year ended April 30, 2000, the fund acquired the net assets of the Templeton Global Real Estate Fund pursuant to a plan of reorganization approved by Templeton Global Real Estate Fund's shareholders.


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

      ANNUALIZED
       FEE RATE          AVERAGE DAILY NET ASSETS
      -------------------------------------------------------------------------
        .625%            First $100 million
        .500%            Over $100 million, up to and including $250 million
        .450%            Over $250 million

Management fees were reduced on assets invested in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors, up to .25%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B and Class C, respectively, for costs incurred in marketing the Fund's shares.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)


3. TRANSACTIONS WITH AFFILIATES (CONT.)

Distributors paid net commissions on sales of the Fund's shares, and received contingent deferred sales charges for the period of $222,275 and $12,166, respectively.

The Fund paid transfer agent fees of $507,891, of which $359,448 was paid to Investor Services.

Included in professional fees are legal fees of $3,651 that were paid to a law firm in which a partner of that firm was an officer of the Fund.


4. INCOME TAXES

At April 30, 2000, the Fund had tax basis capital losses of $7,017,805 which may be carried over to offset future capital gains. Such losses expire in 2008.

At April 30, 2000, the Fund had deferred capital losses and deferred currency losses occurring subsequent to October 31, 1999 of $17,336,032 and $16,292, respectively. For tax purposes, such losses will be reflected in the year ending April 30, 2001.

At October 31, 2000, the net unrealized appreciation based on the cost of investments for income tax purposes of $386,537,247 was as follows:

         Unrealized appreciation ....        $ 56,520,456
         Unrealized depreciation ....        $(26,162,035)
                                             ------------
         Net unrealized appreciation         $ 30,358,421
                                             ============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.

Net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended October 31, 2000 aggregated $56,905,396 and $84,327,924, respectively.

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